Note 16 - Investment in Joint Venture and Other Investment (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Investment Income [Table Text Block]
In USD	Other Investment
Balance, January 1, 2015	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738
Total gain for the period included in Investment income	1,024,714
Impairment of other investment	(4,421,452
Balance, December 31, 2016	4,000,000
Return of funds, September 22, 2017	(4,000,000
Balance, December 31, 2017	-